FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT - Allowances for Direct and Indirect Loan Losses and its Estimations (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Provision of Credit Loss for Direct and Indirect Loan [Abstract]
Allowance for loan losses	S/ 8,041,526	S/ 8,378,895
Optimistic
Provision of Credit Loss for Direct and Indirect Loan [Abstract]
Allowance for loan losses	7,960,895	8,283,450
Base
Provision of Credit Loss for Direct and Indirect Loan [Abstract]
Allowance for loan losses	8,031,548	8,369,849
Pessimistic
Provision of Credit Loss for Direct and Indirect Loan [Abstract]
Allowance for loan losses	S/ 8,142,114	S/ 8,492,433